QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
NET SALES									$ 4,492,184	$ 4,565,749	$ 4,006,203
Total Gross Sales									4,492,183	4,565,749
Gross profit	$ 157,255	$ 187,270	$ 186,726	$ 154,267	$ 137,643	$ 158,673	$ 165,689	$ 130,889	685,518	592,894	542,826
NET EARNINGS	38,676	52,581	55,145	36,002	31,632	42,068	45,130	33,582	182,404	152,412	124,040
Net earnings attributable to controlling interest	$ 37,736	$ 51,859	$ 54,515	$ 35,540	$ 30,502	$ 41,219	$ 44,044	$ 32,833	$ 179,650	$ 148,598	$ 119,512
EARNINGS PER SHARE - BASIC (USD per share)	$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 0.50	$ 0.67	$ 0.71	$ 0.53	$ 2.91	$ 2.41	$ 1.95
EARNINGS PER SHARE - DILUTED (USD per share)	$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 0.50	$ 0.66	$ 0.71	$ 0.53	$ 2.91	$ 2.40	$ 1.94
Minimum
Length of fiscal quarter									91 days	91 days